Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	As of December 31, 2020	As of June 30, 2021
	RMB	RMB
		(unaudited)
Penalty payable	48,021	42,914
Refundable deposits from members, current	54,999	54,077
Payable for investments and acquisitions	46,470	46,470
Accrued payroll	19,062	10,983
VAT and other taxes payable	18,561	19,969
Others	23,692	8,220
Third-party loans	53,192	33,023
Total	263,997	215,656

	As of December 31,
	2019	2020
	RMB	RMB
Penalty payable(i)	13,282	48,021
Refundable deposits from members, current	80,935	54,999
Payable for investments and acquisitions	41,688	32,688
Payable to former shareholders of acquirees	13,782	13,782
Accrued payroll	26,719	19,062
VAT payable	8,022	15,142
Other taxes payable	3,448	3,419
Interests payable	13,651	118
Others	39,826	21,735
Third-party loans(ii)	34,366	53,192
Amounts reimbursable to employees	858	1,839
Total	276,577	263,997

(i)      This item represents penalty for early termination of lease and overdue rent.

(ii)     This item represents loans borrowed from third party individuals or companies which need to repay within one year with annual interest rate from 4.85% to 20%.